12. CONVERTIBLE NOTES PAYABLE (Details) (USD $)	9 Months Ended	7 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 01, 2013	Dec. 31, 2014
12% convertible notes issued December 27,2013	$ (62,415)
Amortization of debt discount	219,804
Payment of loan principal	(3,178)
Interest accrued during the period	203,909
Interest paid during the period	(201,111)
Balance at September 30, 2014	772,986
Less: Current portion	(5,927)
Long term debt	767,658
ConvertibleNotes Payable, Net
Amortization of debt discount		794
Less: Current portion		(5,356)
Long term debt		694,644
Debt Discount
Balance at December 31, 2013	(84,694)
Issued during the period	(1,605,000)
12% convertible notes issued December 27,2013	(435,000)
Amortization of debt discount	219,804	794
Balance at September 30, 2014	1,043,836
Long term debt	(1,043,836)
Principal Balance
Issued during the period	1,605,000
12% convertible notes issued December 27,2013	426,054
Payment of loan principal	(3,178)
Less: Current portion	(5,927)		(5,356)
Long term debt	1,810,895		609,950
Accrued Interest
Balance at December 31, 2013	871
12% convertible notes issued December 27,2013	(3,669)
Interest accrued during the period	203,909
Interest paid during the period	(201,111)
Less: Current portion	(5,927)
Long term debt	1,810,895
Debt Discount one
Long term debt				$ (84,694)